Income Tax (Details) - Schedule of Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Consolidated Statement of Comprehensive Income [Abstract]
Net loss/(gain) on translations of foreign subsidiaries	$ (72,663)	$ (253,425)
Total	$ (72,663)	$ (253,425)